Principal Activities, Organization and Basis of Presentation - Summary of Net Cash Inflow from Disposal of Subsidiary (Detail) - Chengdu E-store Technology Co., Ltd [member] - CNY (¥) ¥ in Millions		12 Months Ended
	Nov. 16, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of general information about financial statements (line items]
Consideration received in cash and cash equivalents			¥ 249
Less: Cash and cash equivalents disposed of			(65)
Net cash inflow from disposal of a subsidiary	¥ 249	¥ 2	¥ 184